QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Common Stocks — 99.5%	Shares	Fair Value
Consumer Discretionary — 1.2%
BorgWarner, Inc.	4,614	$294,096

Energy — 14.2%
APA Corporation	8,935	333,454
HF Sinclair Corporation	4,290	392,406
Marathon Petroleum Corporation	2,203	697,183
Targa Resources Corporation	1,897	512,892
TechnipFMC PLC	5,757	412,547
Texas Pacific Land Corporation	913	367,556
Valero Energy Corporation	2,196	687,128
		3,403,166
Health Care — 4.3%
Centene Corporation(a)	6,344	394,724
DaVita, Inc.(a)	1,399	335,886
Moderna, Inc.(a)	5,549	304,196
		1,034,806
Industrials — 20.8%
ATI, Inc.(a)	1,947	364,946
Caterpillar, Inc.	1,188	967,994
FedEx Corporation	1,801	553,627
GE Vernova, Inc.	883	874,427
Generac Holdings, Inc.(a)	1,130	222,734
JB Hunt Transport Services, Inc.	1,336	363,058
Keysight Technologies, Inc.(a)	1,474	470,324
Quanta Services, Inc.	907	605,296
Ryder System, Inc.	1,062	272,318
Timken Company (The)	1,926	264,921
		4,959,645
Materials — 3.5%
CF Industries Holdings, Inc.	3,019	377,949
Steel Dynamics, Inc.	1,802	452,770
		830,719
Technology — 55.5%*
Advanced Micro Devices, Inc.(a)	2,033	968,013
Akamai Technologies, Inc.(a)	2,793	321,698
Analog Devices, Inc.	772	283,641
Applied Materials, Inc.	1,147	582,297
Ciena Corporation(a)	1,114	420,034
Cisco Systems, Inc.	10,490	1,216,734
Corning, Inc.	3,463	478,760
Crowdstrike Holdings, Inc., Class A(a)	1,097	209,373
Dell Technologies, Inc., Class C	1,692	685,886
F5, Inc.(a)	880	354,262
Fortinet, Inc.(a)	4,333	701,729
Hewlett Packard Enterprise Company	11,445	548,216
Intel Corporation(a)	6,873	619,945
IPG Photonics Corporation(a)	1,964	167,058
Jabil, Inc.	1,155	363,883
KLA Corporation	2,037	372,404
Lam Research Corporation	1,827	535,348
Micron Technology, Inc.	1,266	1,041,956
Monolithic Power Systems, Inc.	6	8,556
ON Semiconductor Corporation(a)	28	2,285
Palo Alto Networks, Inc.(a)	2,876	954,344
Sanmina Corporation(a)	1,210	224,528
Seagate Technology Holdings PLC	913	781,646
Teradyne, Inc.	75	27,577

Common Stocks — 99.5% (continued)	Shares	Fair Value
Technology — 55.5%* (continued)
Texas Instruments, Inc.	1,472	$405,889
Viavi Solutions, Inc.(a)	6,135	226,688
Western Digital Corporation	1,384	754,058
		13,256,808

Total Common Stocks
(Cost $21,311,078)		23,779,240

Total Investments — 99.5%
(Cost $21,311,078)		23,779,240

Other Assets in Excess of Liabilities — 0.5%		111,968

Total Net Assets — 100.0%		$23,891,208

PLC	- Public Limited Company
(a)	Non-income producing security.

*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.